[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Premium Government Reserve Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


PREMIUM GOVERNMENT RESERVE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Premium Government Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund earns its income by investing in very short-term U.S. government securities. These securities are obligations of the U.S. government, its agencies and instrumentalities.

    Additional information about Premium Government Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Premium Government Reserve's shares for each calendar year since the fund's inception on April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         5.15%
         1997         5.20%
         1996         5.10%
         1995         5.63%
         1994         3.90%

         (1) As of March 31, 1999, the end of the most recent calendar quarter, Premium Government Reserve's year-to-date return was 1.11%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Premium Government
    Reserve                   1.42% (2Q 1995)         0.69% (1Q 1994)

    The following table shows the average annual return of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank. For current performance information, including yields, please call us or access our Web site.

                                   1 YEAR       5 YEARS       LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Premium Government Reserve    4.98%        5.08%         4.69%
     90-Day Treasury Bill Index    4.72%        5.09%         4.76%

        (1) The inception date for Premium Government Reserve is April 1, 1993.


Premium Government Reserve                    American Century Investments


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
         Management Fee                                   0.45%
         Distribution and Service (12b-1) Fees            None
         Other Expenses(1)                                0.00%
         Total Annual Fund Operating Expenses             0.45%

     (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

        1 year            3 years          5 years            10 years
    ---------------------------------------------------------------------------
        $46               $144             $252               $566

    Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Premium Government Reserve is identified as follows:

    DENISE TABACCO, Portfolio Manager, has been a member of the Premium Government Reserve team since November 1995. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She was promoted to Portfolio Manager in 1995. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $100,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Government Reserve for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


Fund Profile                                     Premium Government Reserve


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16121   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Premium Bond Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


PREMIUM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Premium Bond seeks a high level of income from investments in longer-term bonds and other debt instruments.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers invest in a variety of high- and medium-grade debt securities payable in both U.S. and foreign currencies. Generally, bonds (including corporate bonds and notes, government securities and securities backed by mortgages or other assets) make up at least 65% of the fund's assets. Shorter-term debt securities round out the portfolio.

    The fund managers primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, the fund managers may invest up to 15% of their assets in fifth-category-rated securities. The fund managers also may invest in unrated securities if the fund managers determine that they are of equivalent credit quality.

    Three  basic   principles  of  fixed-income   investing  impact  the  fund's
    management.

    *  Bond prices generally move in the opposite direction of interest rates.

    * The longer the maturity of a debt security, the higher its yield, but the greater its price volatility and risk.

    * The lower the credit quality of a debt security, the higher its yield, but the greater its price volatility and risk.

    In light of these principles, the fund managers pay close attention to the interest rate sensitivity and credit quality of the fund's portfolio. Adjusted duration is one of the tools they use to gauge how much the value of the fund will change if interest rates change. The higher the adjusted duration number, the more the value of the fund will change if interest rates change. The weighted average adjusted duration of the fund's portfolio must be 3.5 years or longer. During periods of rising interest rates, the fund managers may adopt a shorter portfolio duration in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices are rising, they may adopt a longer portfolio duration.

    Additional information about Premium Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Premium Bond than for funds that have shorter weighted average adjusted durations, such as money market and short-term bond funds.

    * The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher-rated bonds.

    * As with all funds, at any given time, the value of your shares of Premium Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Premium Bond is designed for investors who want a bond fund with the potential for a higher level of income than is generally provided by money market or short-term bond funds. Investors in the fund must be prepared, however, to weather the generally greater price volatility associated with the longer-term bonds that the fund buys.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Premium Bond's shares for each calendar year since the fund's inception on April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.


Premium Bond                                  American Century Investments


[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         7.85%
         1997         8.85%
         1996         2.73%
         1995        20.10%
         1994        -4.10%


        (1) As of March 31, 1999, the end of the most recent calendar quarter, Premium Bond's year-to-date return was -0.36%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Premium Bond              6.82% (2Q 1995)         -3.47% (1Q 1994)

    The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. It consists of the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index and reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues and mortgage-backed securities. For current performance information, including yields, please call us or access our Web site.

                             1 YEAR         5 YEARS          LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
       Premium Bond          5.88%          7.47%            6.35%
       Lehman Aggregate
          Bond Index         6.44%          7.79%            6.87%

        (1) The inception date for Premium Bond is April 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
         Management Fee                                 0.45%
         Distribution and Service (12b-1) Fees          None
         Other Expenses(1)                              0.00%
         Total Annual Fund Operating Expenses           0.45%

    (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

         1 year            3 years          5 years            10 years
    ---------------------------------------------------------------------------
         $46               $144             $252               $566

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Premium Bond is identified follows:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the Premium Bond team since June 1995. He joined American Century in 1990 as an Investment Analyst and was promoted in 1994 to Portfolio Manager. He has a bachelor of arts from the University of Delaware and an MBA from Syracuse University. He is a Chartered Financial Analyst.


Fund Profile                                                        Premium Bond


6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $100,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends of net income are declared and available for redemption daily. They will be paid monthly on the last Friday of each month. Premium Bond pays distributions of realized capital gains, if any, once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16122   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Premium Capital Reserve Fund

This profile  summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[three photos of bubble blowing woman and child, business men, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.


PREMIUM CAPITAL RESERVE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Premium Capital Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund  earns its income by  investing  in  high-quality,  cash-equivalent
    securities.   These   securities  are   short-term   obligations  of  banks,
    governments and corporations that are payable in U.S. dollars.

    Additional information about Premium Capital Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Premium Capital Reserve's shares for each calendar year since the fund's inception on April 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[bar chart]
    Calendar Year-By-Year Returns (1)
         1998         5.29%
         1997         5.31%
         1996         5.16%
         1995         5.70%
         1994         3.97%


       (1) As of March 31, 1999, the end of the most recent calendar quarter, Premium Capital Reserve's year-to-date return was 1.15%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Premium Capital
    Reserve                   1.43% (2Q 1995)         0.72% (1Q 1994)

    The following table shows the average annual return of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. It is derived from secondary market interest rates as published by the Federal Reserve Bank. For current performance information, including yields, please call us or access our Web site.


                                   1 YEAR        5 YEARS       LIFE OF FUND(1)
    ---------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    ---------------------------------------------------------------------------
     Premium Capital Reserve       5.14%         5.18%         4.78%
     90-Day Treasury Bill Index    4.72%         5.09%         4.76%

        (1) The inception date for Premium Capital Reserve is April 1, 1993.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares


Premium Capital Reserve                       American Century Investments


    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ---------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
         Management Fee                                   0.45%
         Distribution and Service (12b-1) Fees            None
         Other Expenses(1)                                0.00%
         Total Annual Fund Operating Expenses             0.45%


     (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

          1 year           3 years         5 years           10 years
    ---------------------------------------------------------------------------
          $46              $144            $252              $566

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager who leads the team that manages Premium Capital Reserve is identified as follows:

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Premium Capital Reserve since May 1997. He joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton University.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $100,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Capital Reserve for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.


Fund Profile                                        Premium Capital Reserve


9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

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[american century logo(reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM  [link to web site with arrow]

SH-PRF-16123   9904                                   Funds Distributor, Inc.